GOODWILL (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GOODWILL
Summary of changes in goodwill

Balance as of January 1, 2020	$1,209,953
Additions –	—
Balance as of December 31, 2020	$1,209,953
Additions – foreign currency translation	110,147
Balance as of December 31, 2021	$1,320,100

Balance as of December 31, 2018, as restated	1,209,953
Additions –	—
Balance as of December 31, 2019, as restated	$1,209,953
Additions –	—
Balance as of December 31, 2020, as restated	$1,209,953